Schedule of financing costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating And Non-operating Costs
Interest on bank loan	$ 1	$ 2
Interest on government loans	3	4
Interest on lease obligations	12	11
Interest on loan payable	8
Interest on accounts payable	4	1
Total financing costs	$ 28	$ 18